Summary of Significant Accounting Policies (Details) - Schedule of Inventories - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw material and supplies	$ 520,274
Work in progress	1,860,155
Finished goods
Total inventories	$ 2,380,429